Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (Details) - Wholesale Lending Sector - Commercial real estate loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 168,072	$ 164,464
ECL coverage	0.50%	0.50%
Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 166,201	$ 162,492
Collateral value	$ 3,796	$ 3,879
ECL coverage	0.10%	0.10%
Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 225	$ 539
Collateral value	$ 9	$ 12
ECL coverage	6.70%	1.70%
Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,646	$ 1,433
Collateral value	$ 380	$ 321
ECL coverage	35.70%	38.00%
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 31,032	$ 30,845
ECL coverage	1.00%	0.90%
UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,923	$ 29,645
Collateral value	$ 586	$ 299
ECL coverage	0.10%	0.30%
UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 132	$ 445
Collateral value	$ 5	$ 6
ECL coverage	7.60%	1.30%
UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 977	$ 755
Collateral value	$ 166	$ 137
ECL coverage	26.00%	27.00%
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 77,903	$ 75,271
ECL coverage	0.10%	0.00%
Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 77,886	$ 75,256
Collateral value	$ 1,167	$ 1,406
ECL coverage	0.00%	0.00%
Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 3
Collateral value	$ 0	$ 0
ECL coverage	0.00%	33.30%
Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 12
Collateral value	$ 0	$ 0
ECL coverage	11.80%	0.00%
US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,617	$ 5,301
ECL coverage	0.10%	0.10%
US | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,562	$ 5,282
Collateral value	$ 0	$ 0
ECL coverage	0.10%	0.10%
US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 55	$ 19
Collateral value	$ 0	$ 0
ECL coverage	3.60%	0.00%
US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Not collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64,850	$ 64,324
ECL coverage	0.10%	0.10%
Not collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 49
ECL coverage	50.00%	2.00%
Not collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 315	$ 338
ECL coverage	57.80%	57.10%
Not collateralised | UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,119	$ 11,001
ECL coverage	0.30%	0.20%
Not collateralised | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 2
ECL coverage	100.00%	0.00%
Not collateralised | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 66	$ 61
ECL coverage	92.40%	85.20%
Not collateralised | Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32,918	$ 32,364
ECL coverage	0.00%	0.00%
Not collateralised | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Not collateralised | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Not collateralised | US | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 541	$ 0
ECL coverage	0.00%	0.00%
Not collateralised | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Not collateralised | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Fully collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 94,299	$ 91,791
ECL coverage	0.10%	0.10%
Fully collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 204	$ 477
ECL coverage	4.90%	1.50%
Fully collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 557	$ 621
ECL coverage	14.90%	13.50%
Fully collateralised | UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19,833	$ 18,112
ECL coverage	0.10%	0.20%
Fully collateralised | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 121	$ 435
ECL coverage	5.00%	1.10%
Fully collateralised | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 404	$ 433
ECL coverage	12.90%	9.20%
Fully collateralised | Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 43,299	$ 40,747
ECL coverage	0.10%	0.10%
Fully collateralised | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 3
ECL coverage	0.00%	33.30%
Fully collateralised | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 12
ECL coverage	11.80%	0.00%
Fully collateralised | US | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,021	$ 5,282
ECL coverage	0.10%	0.10%
Fully collateralised | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 55	$ 19
ECL coverage	3.60%	0.00%
Fully collateralised | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Partially collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,052	$ 6,377
ECL coverage	0.20%	0.20%
Partially collateralised | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 13
ECL coverage	0.00%	7.70%
Partially collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 774	$ 474
ECL coverage	41.60%	56.50%
Partially collateralised | UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 971	$ 532
ECL coverage	0.10%	0.60%
Partially collateralised | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7	$ 8
ECL coverage	0.00%	12.50%
Partially collateralised | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 507	$ 261
ECL coverage	27.80%	42.90%
Partially collateralised | Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,669	$ 2,145
ECL coverage	0.10%	0.00%
Partially collateralised | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Partially collateralised | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Partially collateralised | US | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Partially collateralised | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Partially collateralised | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– less than 50% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 47	$ 178
ECL coverage	8.50%	1.70%
– less than 50% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 87	$ 425
ECL coverage	16.10%	11.50%
– less than 50% | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27	$ 149
ECL coverage	14.80%	1.30%
– less than 50% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42	$ 304
ECL coverage	7.10%	9.20%
– less than 50% | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 3
ECL coverage	0.00%	33.30%
– less than 50% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 2
ECL coverage	16.70%	0.00%
– less than 50% | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13	$ 19
ECL coverage	0.00%	0.00%
– less than 50% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 51% to 75% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 120	$ 269
ECL coverage	3.30%	0.40%
– 51% to 75% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 90	$ 90
ECL coverage	7.80%	26.70%
– 51% to 75% | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68	$ 265
ECL coverage	1.50%	0.40%
– 51% to 75% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 69	$ 58
ECL coverage	4.30%	6.90%
– 51% to 75% | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 51% to 75% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 10
ECL coverage	0.00%	0.00%
– 51% to 75% | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42	$ 0
ECL coverage	4.80%	0.00%
– 51% to 75% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 76% to 90% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25	$ 13
ECL coverage	4.00%	7.70%
– 76% to 90% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 89	$ 38
ECL coverage	15.70%	2.60%
– 76% to 90% | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15	$ 7
ECL coverage	6.70%	14.30%
– 76% to 90% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 72	$ 35
ECL coverage	4.20%	5.70%
– 76% to 90% | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 76% to 90% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 76% to 90% | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 76% to 90% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12	$ 17
ECL coverage	8.30%	11.80%
– 91% to 100% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 291	$ 68
ECL coverage	16.50%	16.20%
– 91% to 100% | UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 14
ECL coverage	0.00%	14.30%
– 91% to 100% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 221	$ 36
ECL coverage	19.50%	16.70%
– 91% to 100% | Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 0
ECL coverage	100.00%	0.00%
– 91% to 100% | US | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%